Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Roundhill ETF Trust
Entity Central Index Key	0001976517
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Roundhill Bitcoin Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Bitcoin Covered Call Strategy ETF
Class Name	Roundhill Bitcoin Covered Call Strategy ETF
Trading Symbol	YBTC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Bitcoin Covered Call Strategy ETF	$51	0.95%
[1]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 226,392,483
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$226,392,483
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Cboe Bitcoin U.S. ETF Index	2.5%
iShares Bitcoin Trust ETF	1.2%
First American Government Obligations Fund	0.5%
United States Treasury Bill*	186.5%

Security Type	(%)
U.S. Treasury Bills	186.6%
Purchased Options	5.7%
Money Market Funds	0.5%
Written Options	-2.0%
Cash & Other	-90.8%

Industry	(%)
Other Investment Pools and Funds	1.2%
Cash & Other	98.8%
[2]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill China Dragons ETF
Shareholder Report [Line Items]
Fund Name	Roundhill China Dragons ETF
Class Name	Roundhill China Dragons ETF
Trading Symbol	DRAG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill China Dragons ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill China Dragons ETF	$32	0.59%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 30,546,111
Holdings Count | $ / shares	21
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$30,546,111
Number of Holdings	21
Portfolio Turnover	49%

Holdings [Text Block]

Top 10 Issuers	(%)
Xiaomi Corp.	18.0%
Alibaba Group Holding Ltd.	16.6%
Tencent Holdings Ltd.	16.6%
PDD Holdings, Inc.	16.4%
Meituan	16.2%
BYD Co. Ltd.	16.0%
First American Government Obligations Fund	0.4%
United States Treasury Bill*	121.2%

Top Sectors	(%)
Communications	32.3%
Consumer, Cyclical	6.0%
Cash & Other	61.7%

Top Ten Countries	(%)
United States	120.5%
China	31.4%
Ireland	6.9%
Cash & Other	-58.8%
[4]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Daily 2X Long Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Daily 2X Long Magnificent Seven ETF
Class Name	Roundhill Daily 2X Long Magnificent Seven ETF
Trading Symbol	MAGX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Daily 2X Long Magnificent Seven ETF	$45	0.94%
[5]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 74,606,812
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$74,606,812
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
ROUNDHILL MAGNIFICENT SEVEN SWAP	199.7%
First American Government Obligations Fund	19.0%
Roundhill Magnificent Seven ETF	-0.1%
United States Treasury Bill*	136.8%

Security Type	(%)
U.S. Treasury Bills	136.9%
Total Return Swaps	19.8%
Money Market Funds	19.0%
Exchange Traded Funds	0.0%
Cash & Other	-75.7%

Industry	(%)
Cash & Other	100.0%
[6]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Ether Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ether Covered Call Strategy ETF
Class Name	Roundhill Ether Covered Call Strategy ETF
Trading Symbol	YETH
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Ether Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Ether Covered Call Strategy ETF	$39	0.95%
[7]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 33,180,650
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,180,650
Number of Holdings	9
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	12.1%
Proshares Ether Strategy ETF	-0.3%
iShares Ethereum Trust ETF	-1.5%
United States Treasury Bill*	164.3%

Top Sectors	(%)
Finance and Insurance	0.0%
Cash & Other	100.0%
[8]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill GLP-1 & Weight Loss ETF
Shareholder Report [Line Items]
Fund Name	Roundhill GLP-1 & Weight Loss ETF
Class Name	Roundhill GLP-1 & Weight Loss ETF
Trading Symbol	OZEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill GLP-1 & Weight Loss ETF	$30	0.59%
[9]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 33,196,432
Holdings Count | $ / shares	25
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,196,432
Number of Holdings	25
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	22.3%
Novo Nordisk AS	18.3%
Eli Lilly & Co.	16.3%
Roche Holding AG	5.1%
Zealand Pharma AS	4.7%
Chugai Pharmaceutical Co. Ltd.	4.6%
Viking Therapeutics, Inc.	4.3%
Pfizer, Inc.	4.1%
Innovent Biologics, Inc.	4.0%
Structure Therapeutics, Inc.	3.9%

Top Sectors	(%)
Consumer, Non-cyclical	99.2%
Cash & Other	0.8%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Humanoid Robotics ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Humanoid Robotics ETF
Class Name	Roundhill Humanoid Robotics ETF
Trading Symbol	HUMN
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Humanoid Robotics ETF for the period of June 25, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Humanoid Robotics ETF	$1	0.75%
[10]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 4,245,582
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,245,582
Number of Holdings	32
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Industrial	41.9%
Consumer, Cyclical	29.9%
Technology	14.6%
Communications	12.9%
Cash & Other	0.7%

Top 10 Issuers	(%)
Tesla, Inc.	12.2%
NVIDIA Corp.	8.4%
First American Government Obligations Fund	8.1%
UBTech Robotics Corp. Ltd.	7.5%
Shenzhen Dobot Corp. Ltd.	6.0%
Xiaomi Corp.	5.5%
XPeng, Inc.	5.2%
Hyundai Motor Co.	4.7%
Harmonic Drive Systems, Inc.	3.9%
Rainbow Robotics	3.8%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Class Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Trading Symbol	QDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$48	0.95%
[11]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 781,311,314
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$781,311,314
Number of Holdings	7
Portfolio Turnover	6%

Holdings [Text Block]

Security Type	(%)
Purchased Options	90.9%
Exchange Traded Funds	6.1%
Money Market Funds	2.3%
Written Options	0.0%
Cash & Other	0.7%

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	90.9%
Roundhill Weekly T-Bill ETF	6.1%
First American Government Obligations Fund	2.3%
Nasdaq-1 Cll	0.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Magnificent Seven Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Magnificent Seven Covered Call ETF
Class Name	Roundhill Magnificent Seven Covered Call ETF
Trading Symbol	MAGY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Magnificent Seven Covered Call ETF for the period of April 22, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Magnificent Seven Covered Call ETF	$14	0.70%
[12]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 15,318,620
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$15,318,620
Number of Holdings	4
Portfolio Turnover	186%

Holdings [Text Block]

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	99.4%
First American Government Obligations Fund	3.1%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill S&P 500 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Class Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Trading Symbol	XDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$47	0.95%
[13]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 404,977,968
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$404,977,968
Number of Holdings	6
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(%)
S&P 500 Index	91.0%
Roundhill Weekly T-Bill ETF	6.5%
First American Government Obligations Fund	2.2%

Security Type	(%)
Purchased Options	91.0%
Exchange Traded Funds	6.6%
Money Market Funds	2.2%
Written Options	0.0%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill S&P 500 Target 20 Managed Distribution ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 Target 20 Managed Distribution ETF
Class Name	Roundhill S&P 500 Target 20 Managed Distribution ETF
Trading Symbol	XPAY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill S&P 500 Target 20 Managed Distribution ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill S&P 500 Target 20 Managed Distribution ETF	$25	0.49%
[14]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 34,633,810
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$34,633,810
Number of Holdings	12
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Issuers	(%)
SPDR S&P 500 ETF Trust	98.1%
SPDR Portfolio S&P 500 ETF	1.6%
First American Government Obligations Fund	0.3%

Top Sectors	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Class Name	Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Trading Symbol	RDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Russell 2000® 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	$47	0.95%
[15]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 138,106,720
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$138,106,720
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Russell 2000 Index	91.0%
Roundhill Weekly T-Bill ETF	8.6%
First American Government Obligations Fund	0.2%
Russell Cll	0.0%

Top Sectors	(%)
Finance and Insurance	0.0%
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Uranium ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Uranium ETF
Class Name	Roundhill Uranium ETF
Trading Symbol	UX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Uranium ETF for the period of January 28, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Uranium ETF	$34	0.75%
[16]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 1,739,159
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,739,159
Number of Holdings	6
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
Sprott Physical Uranium Trust	92.1%
Yellow Cake PLC	10.5%
First American Government Obligations Fund	2.8%
United States Treasury Bill*	126.5%
[17]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Weekly T-Bill ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Weekly T-Bill ETF
Class Name	Roundhill Weekly T-Bill ETF
Trading Symbol	WEEK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill Weekly T-Bill ETF for the period of March 5, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill Weekly T-Bill ETF	$6	0.19%
[18]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.19%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 107,072,153
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$107,072,153
Number of Holdings	15
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	0.0%
United States Treasury Bill*	107.6%
[19]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill AAPL WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AAPL WeeklyPay ETF
Class Name	Roundhill AAPL WeeklyPay ETF
Trading Symbol	AAPW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill AAPL WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AAPL WeeklyPay ETF	$32	0.99%
[20]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 6,802,336
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$6,802,336
Number of Holdings	5
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	119.6%
First American Government Obligations Fund	30.6%
United States Treasury Bill*	129.4%
[21]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill AMZN WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AMZN WeeklyPay ETF
Class Name	Roundhill AMZN WeeklyPay ETF
Trading Symbol	AMZW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill AMZN WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill AMZN WeeklyPay ETF	$3	0.99%
[22]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 1,526,273
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,526,273
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Amazon.com, Inc.	120.0%
First American Government Obligations Fund	39.5%
United States Treasury Bill*	104.7%
[23]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill BRKB WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill BRKB WeeklyPay ETF
Class Name	Roundhill BRKB WeeklyPay ETF
Trading Symbol	BRKW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill BRKB WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill BRKB WeeklyPay ETF	$3	0.99%
[24]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 1,997,207
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,997,207
Number of Holdings	5
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	120.0%
First American Government Obligations Fund	34.8%
United States Treasury Bill*	105.0%
[25]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill COIN WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill COIN WeeklyPay ETF
Class Name	Roundhill COIN WeeklyPay ETF
Trading Symbol	COIW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill COIN WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill COIN WeeklyPay ETF	$42	0.99%
[26]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 25,728,913
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$25,728,913
Number of Holdings	5
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Coinbase Global, Inc.	120.2%
First American Government Obligations Fund	9.6%
United States Treasury Bill*	91.4%
[27]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill HOOD WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill HOOD WeeklyPay ETF
Class Name	Roundhill HOOD WeeklyPay ETF
Trading Symbol	HOOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill HOOD WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill HOOD WeeklyPay ETF	$4	0.99%
[28]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 2,560,937
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,560,937
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Robinhood Markets, Inc.	117.5%
First American Government Obligations Fund	21.8%
United States Treasury Bill*	85.8%
[29]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill META WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill META WeeklyPay ETF
Class Name	Roundhill META WeeklyPay ETF
Trading Symbol	METW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill META WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill META WeeklyPay ETF	$3	0.99%
[30]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 1,060,558
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,060,558
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Meta Platforms, Inc.	119.8%
First American Government Obligations Fund	19.9%
United States Treasury Bill*	122.4%
[31]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill NFLX WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill NFLX WeeklyPay ETF
Class Name	Roundhill NFLX WeeklyPay ETF
Trading Symbol	NFLW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill NFLX WeeklyPay ETF for the period of June 17, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill NFLX WeeklyPay ETF	$3	0.99%
[32]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 1,103,529
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,103,529
Number of Holdings	5
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Netflix, Inc.	119.7%
First American Government Obligations Fund	20.1%
United States Treasury Bill*	122.1%
[33]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill NVDA WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill NVDA WeeklyPay ETF
Class Name	Roundhill NVDA WeeklyPay ETF
Trading Symbol	NVDW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill NVDA WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill NVDA WeeklyPay ETF	$38	0.99%
[34]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 18,087,328
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$18,087,328
Number of Holdings	5
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corp.	120.0%
First American Government Obligations Fund	18.2%
United States Treasury Bill*	107.3%
[35]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill PLTR WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill PLTR WeeklyPay ETF
Class Name	Roundhill PLTR WeeklyPay ETF
Trading Symbol	PLTW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill PLTR WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill PLTR WeeklyPay ETF	$37	0.99%
[36]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 66,892,137
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$66,892,137
Number of Holdings	5
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(%)
Palantir Technologies, Inc.	119.0%
First American Government Obligations Fund	10.5%
United States Treasury Bill*	118.4%
[37]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill TSLA WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill TSLA WeeklyPay ETF
Class Name	Roundhill TSLA WeeklyPay ETF
Trading Symbol	TSLW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Roundhill TSLA WeeklyPay ETF for the period of February 18, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Roundhill TSLA WeeklyPay ETF	$33	0.99%
[38]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 19,795,888
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$19,795,888
Number of Holdings	5
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Tesla, Inc.	120.5%
First American Government Obligations Fund	11.3%
United States Treasury Bill*	131.4%
[39]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/

[1]
*	Annualized

[2]
*	Held for cash and collateral management purposes.

[3]
*	Annualized

[4]
*	Held for cash and collateral management purposes.

[5]
*	Annualized

[6]
*	Held for cash and collateral management purposes.

[7]
*	Annualized

[8]
*	Held for cash and collateral management purposes.

[9]
*	Annualized

[10]
*	Annualized

[11]
*	Annualized

[12]
*	Annualized

[13]
*	Annualized

[14]
*	Annualized

[15]
*	Annualized

[16]
*	Annualized

[17]
*	Held for cash and collateral management purposes.

[18]
*	Annualized

[19]
*	Held for cash and collateral management purposes.

[20]
*	Annualized

[21]
*	Held for cash and collateral management purposes.

[22]
*	Annualized

[23]
*	Held for cash and collateral management purposes.

[24]
*	Annualized

[25]
*	Held for cash and collateral management purposes.

[26]
*	Annualized

[27]
*	Held for cash and collateral management purposes.

[28]
*	Annualized

[29]
*	Held for cash and collateral management purposes.

[30]
*	Annualized

[31]
*	Held for cash and collateral management purposes.

[32]
*	Annualized

[33]
*	Held for cash and collateral management purposes.

[34]
*	Annualized

[35]
*	Held for cash and collateral management purposes.

[36]
*	Annualized

[37]
*	Held for cash and collateral management purposes.

[38]
*	Annualized

[39]
*	Held for cash and collateral management purposes.